Condensed Consolidated Statements of Cash Flows shares in Thousands, $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) [1]	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Unaudited Condensed Consolidated Statement of Cash Flows [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Predecessor		Predecessor	[1]	Predecessor	[1]
Cash flows from operating activities
Net income	$ 5,313	$ 47,038	$ 56,189	$ 69,923		$ 81,750		$ 45,388
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	1,030	(821)		1		1		1
Depreciation	8	36	34	111		96		48
Compensation expense related to grant of profits interest			734	734		259
Stock-based compensation expense for restricted stock units	1,417	1,881
Compensation expense related to grant of Class A units				474
Grants of restricted units			304			252		67
Provision for loan losses		3,931	73	3,342		1,783	[1]	330	[1]
Gain on sale of real property						(317)
Write down of investment in real property			519	179
Change in unrealized loss on investments in real property						167
Change in fair value of optional subscription liabilities	4,924	(3,146)
Changes in operating assets and liabilities:
Change in fees receivable from escrow						(319)		(395)
Interest and fees receivable	1,908	(4,878)	(4,284)	(5,134)		(882)		1,440
Deferred income		4,887
Investment in real property								(51)
Change in other assets	(1,291)	(1,385)	(363)	(290)		(2,388)		192
Accounts payable and accrued liabilities	(7,669)	(775)	816	22,158		1,100		938
Net cash provided by operating activities	5,640	46,768	54,022	91,498		81,502		47,958
Cash flows from investing activities:
Cash paid for acquisitions, net of cash acquired	(13,740)
Investments in fixed assets			(67)	(268)		(261)		(6)
Proceeds from sale of real property	2,577	2,213	6,139	6,363		6,970
Improvements to investments in real property		(66)	(210)	(308)		(1,790)
Change in mortgage notes receivable	(14,729)	(5,759)	(132,497)	(222,178)		(280,569)		(127,790)
Net cash provided by (used in) investing activities	(25,892)	(3,612)	(126,635)	(216,391)		(275,650)		(127,796)
Cash flows from financing activities:
Contributions from members			203,005	356,386		308,426		130,645
Contributions received in advance			15,395	(24,507)		17,137		4,957
Dividends paid		(63,401)
Distributions	(1,992)		(36,174)	(74,900)		(60,448)		(34,327)
Redemptions of members			(36,258)	(155,744)		(27,520)		(10,913)
Proceeds from exercise of warrants	11
Net cash provided by (used in) financing activities	258,396	(63,401)	145,968	101,235		240,235		91,534
Net increase in cash and cash equivalents	238,144	(20,245)	73,355	(23,658)		46,087		11,696
Cash and cash equivalents, beginning of period	88,576	238,214	112,234	112,234	[1]	66,147		54,451
Cash and cash equivalents, end of period	$ 238,214	217,969	185,589	238,214		112,234	[1]	66,147
Supplemental disclosure of non-cash investing and financing activities
Common stock issued in connection with the Business Combination | shares	479,619
Common stock issued in connection with the Recapitalization of BRELF II	$ 495,496
Assumption of consent fee liability in connection with the recapitalization with Trinity Merger Sub I, Inc.	66,679
Dividends payable	$ 15,842	7,934		15,842		6,334	[1]
Reinvested distributions			$ 15,688	33,637		21,478		11,951
Mortgage notes receivable converted to real property owned				$ 2,046		$ 7,316		$ 5,210
Measurement period adjustment to goodwill and intangible assets		$ 5,000

[1]	Predecessor periods are combined as disclosed in Note 1.